Other Balance Sheet Accounts - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Value-added tax and sales tax receivables	$ 27.3	$ 27.5
Purchased intangible assets
Finite-Lived Intangible Assets [Line Items]
Amortization of acquired intangible assets	81.3	64.6	$ 37.6
Acquired intellectual property
Finite-Lived Intangible Assets [Line Items]
Amortization of acquired intangible assets	6.7	5.0	4.2
Capitalized internal-use software development costs
Finite-Lived Intangible Assets [Line Items]
Capitalized software amortization expense	49.9	35.7	29.2
Capitalized stock based compensation	6.1	5.3	3.5
Acquired developed technology
Finite-Lived Intangible Assets [Line Items]
Capitalized software amortization expense	$ 88.4	$ 98.4	$ 114.7